FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2014
FAIR VALUE MEASUREMENT [Abstract]
FAIR VALUE MEASUREMENT

NOTE 6 -     FAIR VALUE MEASUREMENT

Recurring Fair Value Measurements

The Group measures fair value and discloses fair value measurements for financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The Company's financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments:

	December 31, 2014
	Level 1	Level 2	Level 3	Total
Assets:
Money Market	$1,136	$-	$-	$1,136

Liabilities:
Forward transactions	$-	$463	$-	$463

	December 31, 2013
	Level 1	Level 2	Level 3	Total
Assets:
Money Market	$1,136	$-	$-	$1,136

As of December 31, 2014, the company has six open forward contracts with a notional total amount of $4,800.

The carrying amounts of financial instruments, include cash and cash equivalents, short-term bank deposits, accounts receivable, accounts payable, forward transactions and accrued liabilities, approximate fair value because of their generally short maturities.

The fair value of the Group's long-term loan was estimated by using level 3 inputs based on discounted future cash flows, using the rate currently available for liabilities of similar terms and maturity. The carrying amount of the Group's long-term loan approximates its fair value since the interest rate reflects current market rates.

Non-Recurring Fair Value Measurements

As for the fair value measurement related to the impairment of Bental as of December 31, 2013, see note 4.

The following table presents the Group's assets measured at fair value on a non-recurring basis for the year ended December 31 2012:

		Fair value measurements using
	As of December 31, 2012	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total losses for the year ended December 31, 2012
Goodwill (1) (*)	$-	$-	$-	$-	$1,015
Investment in affiliated company (2)	$1,264	$-	$-	$1,264	$3,300

(*)	Excluding discontinued operations for the year ended on December 31, 2012

(1)    During the second quarter ended June 30, 2012, management believed that there were indicators of impairment of goodwill in its OEM of Electric Motion Systems reporting unit and accordingly performed interim goodwill impairment testing as of June 30, 2012, primarily due to a decline in future forecasted sales levels and profitability margins resulting from the continued weakness in the defense industry. Accordingly, the Company performed an impairment test of goodwill for this reporting unit, with the assistance of a third party valuation firm. Based on the results of this test, the Company determined that the entire balance of goodwill included in this reporting unit was impaired and recorded an impairment charge of $1,015.

(2)    In June 2012, FAvS entered into a transaction with its CEO, pursuant to which FAvS borrowed $3 million from FAvS CEO, secured by a third lien on the assets of FAvS. The loan bears interest at 10% and in addition FAvS CEO was issued warrants to purchase shares of Class A Common Stock of FAvS, representing 15% of FAvS post-exercise shareholders' equity, at an exercise price of $7.00 per share.

Pursuant to the terms and conditions of the transaction, management believed that there were indicators of impairment with respect to TAT's investment in FAvS. Accordingly, the Company performed an impairment test of its investment in FAvS, with the assistance of a third party valuation firm. Based on the results of this test the Company determined that its investment in FAvS was impaired by $3,300. The impairment was due to a decline in FAvS' profitability margins and future forecasted sales levels.